Label	Element	Value
Global X Funds | Global X Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Cannabis ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)
Global X Cannabis ETF (POTX) (the “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2022
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2022, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, the Statutory Prospectus and the SAI.

Strategy [Heading]	rr_StrategyHeading	1.Effective November 2, 2022, the second paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby replaced and deleted in its entirety by the following paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Underlying Index is designed to provide exposure to exchange-listed companies that are active in the cannabis industry (collectively, "Cannabis Companies"), as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Cannabis Company if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry. The cannabis industry is composed of the following areas: (i) the legal production, growth and distribution of marijuana, as well as extracts, derivative products or synthetic versions thereof; (ii) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (iii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iv) pharmaceutical applications of cannabis; (v) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; (vi) products that may be used to consume cannabis; and (vii) the provision of software and/or online marketplaces or platforms primarily for the cannabis sector. "Hemp" refers to cannabis plants with a delta-9 tetrahydrocannabinol ("THC") concentration of not more than 0.3 percent on a dry weight basis, as well as derivatives thereof, whereas "marijuana" refers to all other cannabis plants and derivatives thereof. In addition, companies that the Index Provider expects to derive at least 50% of future revenue, operating income or assets from the cannabis industry based on its review of their primary business operations, capital investments and/or operating expenses, as well as other public statements, are eligible for inclusion in the Underlying Index ("Pre-Revenue Companies"). Pre-Revenue Companies are subject to an aggregate weight cap of 10% at each quarterly rebalance. Additionally, Pre-Revenue Companies do not count towards satisfaction of the Fund's policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investments purposes (if any), in Cannabis Companies, and in ADRs and GDRs based on such securities.
Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Cannabis ETF | Global X Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POTX